Discontinued operations and disposal groups (Tables)	3 Months Ended
Mar. 31, 2026
Discontinued operations and disposal groups
Schedule of discontinued operations

	Three months ended
	March 31,	March 31,
	2026	2025
	$’m	$’m

Revenue	51.8	47.5
Cost of sales	(6.6)	(39.9)
Administrative expenses	(8.1)	(10.8)
Impairment of held for sale non-current assets	(29.9)	—
Other income	—	0.4
Operating income/(loss)	7.2	(2.8)
Finance income	9.9	2.2
Finance costs	(14.3)	(21.2)
Income/(loss) before tax from discontinued operations	2.8	(21.8)
Income tax benefit:
Related to pre tax income from the ordinary activities	0.1	5.6
Related to remeasurement to fair value less costs to sell	7.0	—
Income/(loss) from discontinued operation	9.9	(16.2)

Other comprehensive income:
Exchange differences on translation of foreign operations	31.9	74.6
Other comprehensive income for the period, net of taxes	31.9	74.6

Total comprehensive income for the period	41.8	58.4

Net cash from operating activities	35.0	27.2
Net cash used in investing activities	(15.9)	(26.1)
Net cash used in financing activities	(12.3)	(30.6)
Net increase/(decrease) in cash by the discontinued operation	6.8	(29.5)

Schedule of Assets held for sale and liabilities held for sale

	March 31, 2026			December 31, 2025
	Tower businesses	I-Systems	Total	Tower businesses	I-Systems	Total
	$’m	$’m	$’m	$’m	$’m	$’m

Non‑current assets
Property, plant and equipment	298.2	288.2	586.4	293.3	269.4	562.7
Right-of-use assets	253.6	0.9	254.5	244.6	0.7	245.3
Other intangible assets	195.7	141.8	337.5	194.9	137.1	332.0
Deferred income tax assets	148.5	8.5	157.0	138.4	6.1	144.5
Trade and other receivables	71.2	5.4	76.6	69.9	5.3	75.2

Current assets
Trade and other receivables	38.1	28.8	66.9	39.3	26.4	65.7
Cash and cash equivalents	16.1	9.9	26.0	16.9	10.7	27.6
Assets held for sale	1,021.4	483.5	1,504.9	997.3	455.7	1,453.0

Non‑current liabilities
Trade and other payables	-	(5.7)	(5.7)	-	(5.5)	(5.5)
Borrowings	-	(86.3)	(86.3)	-	(82.8)	(82.8)
Lease liabilities	(247.2)	(0.5)	(247.7)	(232.0)	(0.5)	(232.5)
Provisions for other liabilities and charges	(29.9)	-	(29.9)	(36.8)	-	(36.8)
Deferred income tax liabilities	(13.5)	-	(13.5)	(14.0)	-	(14.0)

Current liabilities
Trade and other payables	(41.4)	(25.0)	(66.4)	(42.6)	(23.6)	(66.2)
Borrowings	-	(19.2)	(19.2)	-	(13.9)	(13.9)
Lease liabilities	(44.2)	(0.5)	(44.7)	(40.9)	(0.4)	(41.3)
Liabilities held for sale	(376.2)	(137.2)	(513.4)	(366.3)	(126.7)	(493.0)